As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
  (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
  (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
  (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace & Defense - 3.5%
76,996	Curtiss-Wright Corp.	$7,026,655
46,998	Esterline Technologies Corp. (a)	4,044,178
76,860	Mercury Systems, Inc. (a)	3,001,383
		14,072,216

	Auto Components - 1.1%
69,580	Tenneco, Inc.	4,343,184

	Banks - 13.0%
165,560	BankUnited, Inc.	6,177,044
145,400	Banner Corp.	8,090,056
157,151	Columbia Banking System, Inc.	6,127,317
72,559	Cullen/Frost Bankers, Inc.	6,455,574
186,470	CVB Financial Corp.	4,119,122
514,430	Investors Bancorp, Inc.	7,397,503
116,418	PacWest Bancorp	6,200,423
112,401	TriCo Bancshares	3,993,608
82,200	Webster Financial Corp.	4,113,288
		52,673,935

	Biotechnology - 3.5%
71,060	Intrexon Corp. (a)	1,408,409
36,060	Ionis Pharmaceuticals, Inc. (a)	1,449,612
20,480	Kite Pharma, Inc. (a)	1,607,475
23,860	Neurocrine Biosciences, Inc. (a)	1,033,138
79,460	Repligen Corp. (a)	2,796,992
21,780	Sage Therapeutics, Inc. (a)	1,547,905
21,730	Seattle Genetics, Inc. (a)	1,365,948
10,292	TESARO, Inc. (a)	1,583,630
17,740	Ultragenyx Pharmaceutical, Inc. (a)	1,202,417
		13,995,526

	Building Products - 1.5%
49,830	Gibraltar Industries, Inc. (a)	2,052,996
41,009	Universal Forest Products, Inc.	4,041,027
		6,094,023

	Capital Markets - 0.5%
41,171	Stifel Financial Corp. (a)	2,066,372

	Chemicals - 3.0%
8,893	NewMarket Corp.	4,030,574
59,160	PolyOne Corp.	2,016,764
75,710	Sensient Technologies Corp.	6,000,775
		12,048,113

	Commercial Services & Supplies - 1.2%
55,540	ABM Industries, Inc.	2,421,544
34,076	Multi-Color Corp.	2,419,396
		4,840,940

	Communication Equipment - 0.4%
263,214	ShoreTel, Inc. (a)	1,618,766

	Construction & Engineering - 1.3%
32,816	Valmont Industries, Inc.	5,102,888

	Containers & Packaging - 1.0%
51,807	AptarGroup, Inc.	3,988,621

	Diversified Consumer Services - 0.7%
41,667	Bright Horizons Family Solutions, Inc. (a)	3,020,441

	Electrical Equipment - 1.8%
52,340	AZZ, Inc.	3,114,230
51,324	EnerSys, Inc.	4,051,517
		7,165,747
	Electronic Equipment, Instruments & Components - 3.8%
66,690	II-VI, Inc. (a)	2,404,174
24,872	IPG Photonics Corp. (a)	3,002,050
36,525	Littelfuse, Inc.	5,840,713
17,891	SYNNEX Corp.	2,002,719
62,869	Trimble, Inc. (a)	2,012,437
		15,262,093

	Energy Equipment & Services - 1.7%
94,040	Carbo Ceramics, Inc. (a)	1,226,282
63,290	Oil States International, Inc. (a)	2,098,063
259,310	Superior Energy Services, Inc. (a)	3,697,761
		7,022,106

	Equity Real Estate Investment - 6.6%
134,820	Acadia Realty Trust	4,052,689
44,776	EastGroup Properties, Inc.	3,292,379
192,630	Equity Commonwealth (a)	6,013,909
513,910	Investors Real Estate Trust	3,047,486
176,780	LaSalle Hotel Properties	5,117,781
301,967	Redwood Trust, Inc.	5,015,672
		26,539,916

	Food & Staples Retailing - 1.2%
44,935	Casey's General Stores, Inc.	5,043,954

	Food Products - 1.2%
36,800	J&J Snack Foods Corp.	4,988,608

	Gas Utilities - 2.0%
160,752	UGI Corp.	7,941,149

	Health Care Equipment & Supplies - 6.1%
19,200	ABIOMED, Inc. (a)	2,403,840
63,330	Cantel Medical Corp.	5,072,733
79,550	Integra LifeSciences Holdings Corp. (a)	3,351,441
30,763	Neogen Corp. (a)	2,016,515
57,733	STERIS PLC	4,010,134
97,860	West Pharmaceutical Services, Inc.	7,986,355
		24,841,018
	Health Care Providers & Services - 2.0%
78,255	Acadia Healthcare Company, Inc. (a)	3,411,918
24,013	HealthEquity, Inc. (a)	1,019,352
55,900	LifePoint Hospitals, Inc. (a)	3,661,450
		8,092,720
	Health Care Technology - 0.6%
59,490	Omnicell, Inc. (a)	2,418,268

	Hotels, Restaurants & Leisure - 4.0%
40,592	Buffalo Wild Wings, Inc. (a)	6,200,428
52,749	Vail Resorts, Inc.	10,122,533
		16,322,961
	Household Durables - 1.2%
31,746	Helen Of Troy Ltd. (a)	2,990,473
141,171	Libbey, Inc.	2,058,273
		5,048,746
	Information Technology Services - 2.2%
95,852	Jack Henry & Associates, Inc.	8,923,821

	Insurance - 4.8%
105,782	American Financial Group, Inc.	10,093,718
72,940	Argo Group International Holdings Ltd.	4,945,332
100,060	Stewart Information Services Corp.	4,420,651
		19,459,701

	Life Sciences Tools & Services - 1.5%
77,530	Cambrex Corp. (a)	4,268,026
210,640	NeoGenomics, Inc. (a)	1,661,950
		5,929,976

	Machinery - 4.5%
64,604	IDEX Corp.	6,041,120
126,210	ITT, Inc.	5,177,134
109,980	Kornit Digital Ltd. (a)	2,100,618
58,382	Lincoln Electric Holdings, Inc.	5,071,061
		18,389,933
	Metals & Mining - 1.3%
135,303	Carpenter Technology Corp.	5,046,802

	Multi-Utilities - 1.0%
60,446	Black Hills Corp.	4,017,846

	Oil, Gas & Consumable Fuels - 2.0%
105,620	Carrizo Oil & Gas, Inc. (a)	3,027,069
94,520	Energen Corp. (a)	5,145,669
		8,172,738

	Real Estate Management & Development - 0.7%
67,980	Alexander & Baldwin, Inc.	3,026,470

	Semiconductors & Semiconductor Equipment - 4.0%
409,158	Cypress Semiconductor Corp.	5,630,014
50,360	Microsemi Corp. (a)	2,595,051
73,400	MKS Instruments, Inc.	5,046,250
32,550	Monolithic Power Systems, Inc.	2,997,855
		16,269,170

	Software - 6.1%
48,700	CommVault Systems, Inc. (a)	2,473,960
31,360	Fair Isaac Corp.	4,043,872
56,290	Guidewire Software, Inc. (a)	3,170,816
39,847	Proofpoint, Inc. (a)	2,963,023
113,295	PTC, Inc. (a)	5,953,652
38,854	Tyler Technologies, Inc. (a)	6,005,274
		24,610,597
	Specialty Retail - 2.9%
68,770	Monro Muffler Brake, Inc.	3,582,917
117,086	Tractor Supply Co.	8,075,421
		11,658,338

	Textiles, Apparel & Luxury Goods - 1.5%
51,030	Columbia Sportswear Co.	2,998,012
125,044	Wolverine World Wide, Inc.	3,122,349
		6,120,361
	Trading Companies & Distributors - 1.7%
74,988	Applied Industrial Technologies, Inc.	4,638,008
33,931	GATX Corp.	2,068,434
		6,706,442
	TOTAL COMMON STOCKS
	(Cost $275,548,454)	$392,884,506

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET - 4.0%
15,938,310	STIT-Treasury Obligations Portfolio - 0.50% (b)	15,938,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,938,310)	$15,938,310
	TOTAL INVESTMENTS - 101.1%
	(Cost $291,486,764)^	408,822,816
	Liabilities in Excess of Other Assets - (1.1)%	(4,279,107)
	TOTAL NET ASSETS - 100.0%	$404,543,709

(a) Non-Income Producing
(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments	$291,486,764
Gross unrealized appreciation	126,593,429
Gross unrealized depreciation	(9,257,377)
Net unrealized appreciation	$117,336,052

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.5%
	Aerospace & Defense - 2.4%
42,610	Curtiss-Wright Corp.	$3,888,589
45,730	Esterline Technologies Corp. (a)	3,935,066
		7,823,655

	Banks - 10.4%
71,688	Comerica, Inc.	4,916,363
56,743	Cullen/Frost Bankers, Inc.	5,048,425
83,580	First Republic Bank	7,840,640
537,850	Investors Bancorp, Inc.	7,734,283
27,883	SVB Financial Group (a)	5,188,747
64,660	Webster Financial Corp.	3,235,586
		33,964,044

	Biotechnology - 3.1%
54,740	Intrexon Corp. (a)	1,084,947
29,780	Ionis Pharmaceuticals, Inc. (a)	1,197,156
14,890	Kite Pharma, Inc. (a)	1,168,716
14,960	Neurocrine Biosciences, Inc. (a)	647,768
62,710	Repligen Corp. (a)	2,207,392
11,850	Sage Therapeutics, Inc. (a)	842,179
20,062	Seattle Genetics, Inc. (a)	1,261,097
4,370	TESARO, Inc. (a)	672,412
12,770	Ultragenyx Pharmaceutical, Inc. (a)	865,551
		9,947,218

	Building Products - 0.5%
40,700	Gibraltar Industries, Inc. (a)	1,676,840

	Capital Markets - 0.9%
6,060	MarketAxess Holdings, Inc.	1,136,189
33,121	Stifel Financial Corp. (a)	1,662,343
		2,798,532

	Chemicals - 4.4%
19,745	International Flavors & Fragrances, Inc.	2,616,805
7,172	NewMarket Corp.	3,250,565
61,190	RPM International, Inc.	3,367,286
64,313	Sensient Technologies Corp.	5,097,448
		14,332,104

	Construction and Engineering - 1.3%
26,715	Valmont Industries, Inc.	4,154,183

	Construction Materials - 1.2%
40,480	Eagle Materials, Inc.	3,932,227

	Containers & Packaging - 2.0%
49,720	Avery Dennison Corp.	4,007,432
50,400	Bemis Co., Inc.	2,462,544
		6,469,976

	Electrical Equipment - 1.7%
72,907	AMETEK, Inc.	3,942,811
28,020	AZZ, Inc.	1,667,190
		5,610,001

	Electronic Equipment, Instruments & Components - 2.6%
46,250	II-VI, Inc. (a)	1,667,313
19,443	Littelfuse, Inc.	3,109,130
15,299	SYNNEX Corp.	1,712,570
65,841	Trimble, Inc. (a)	2,107,571
		8,596,584

	Energy Equipment & Services - 1.6%
46,120	Oil States International, Inc. (a)	1,528,878
257,740	Superior Energy Services, Inc. (a)	3,675,372
		5,204,250

	Equity Real Estate Investment - 8.1%
181,630	Acadia Realty Trust	5,459,798
42,210	Alexandria Real Estate Equities, Inc.	4,665,049
26,590	EastGroup Properties, Inc.	1,955,163
158,140	Equity Commonwealth (a)	4,937,130
19,550	Federal Realty Investment Trust	2,609,925
133,520	LaSalle Hotel Properties	3,865,404
172,210	Redwood Trust, Inc.	2,860,408
		26,352,877

	Food & Staples Retailing - 1.4%
40,015	Casey's General Stores, Inc.	4,491,684

	Gas Utilities - 1.9%
122,064	UGI Corp.	6,029,962

	Health Care Equipment & Supplies - 7.1%
11,800	ABIOMED, Inc. (a)	1,477,360
48,060	Cantel Medical Corp.	3,849,606
34,410	IDEXX Laboratories, Inc. (a)	5,320,130
30,070	Teleflex, Inc.	5,825,461
79,825	West Pharmaceutical Services, Inc.	6,514,518
		22,987,075

	Health Care Providers & Services - 0.3%
19,420	HealthEquity, Inc. (a)	824,379

	Hotels, Restaurants & Leisure - 3.3%
23,530	Buffalo Wild Wings, Inc. (a)	3,594,208
37,997	Vail Resorts, Inc.	7,291,624
		10,885,832

	Household Durables - 2.0%
43,430	Leggett & Platt, Inc.	2,185,397
2,052	NVR, Inc. (a)	4,323,318
		6,508,715

	Household Products - 2.4%
153,694	Church & Dwight Co., Inc.	7,664,720

	Industrial Conglomerates - 1.3%
39,780	Carlisle Cos., Inc.	4,232,990

	Information Technology Services - 4.7%
26,780	Gartner, Inc. (a)	2,891,972
91,865	Jack Henry & Associates, Inc.	8,552,631
62,150	Vantiv, Inc. - Class A (a)	3,985,058
		15,429,661

	Insurance - 7.0%
6,119	Alleghany Corp. (a)	3,761,104
87,602	American Financial Group, Inc.	8,358,983
76,420	FNF Group	2,975,795
7,813	Markel Corp. (a)	7,624,394
		22,720,276

	Life Sciences Tools & Services - 1.1%
64,510	Cambrex Corp. (a)	3,551,275

	Machinery - 5.5%
80,030	Barnes Group, Inc.	4,108,740
39,720	IDEX Corp.	3,714,217
101,705	ITT, Inc.	4,171,939
21,958	Snap-on, Inc.	3,703,656
29,080	Wabtec Corp.	2,268,240
		17,966,792

	Marine - 1.1%
50,303	Kirby Corp. (a)	3,548,877

	Media - 1.0%
133,973	Interpublic Group of Cos., Inc. (The)	3,291,717

	Metals & Mining - 0.8%
75,060	Steel Dynamics, Inc.	2,609,086

	Multi-Utilities - 1.4%
104,940	CMS Energy Corp.	4,695,016

	Oil, Gas & Consumable Fuels - 2.5%
107,500	Carrizo Oil & Gas, Inc. (a)	3,080,950
93,100	Energen Corp. (a)	5,068,364
		8,149,314

	Real Estate Management & Development - 1.0%
72,674	Alexander & Baldwin, Inc.	3,235,446

	Road & Rail - 1.2%
47,017	Old Dominion Freight Line, Inc.	4,023,245

	Semiconductors & Semiconductor Equipment - 3.2%
299,268	Cypress Semiconductor Corp.	4,117,928
34,560	Microsemi Corp. (a)	1,780,877
39,020	MKS Instruments, Inc.	2,682,625
18,430	Monolithic Power Systems, Inc.	1,697,403
		10,278,833

	Software - 5.4%
26,090	CommVault Systems, Inc. (a)	1,325,372
19,580	Fair Isaac Corp.	2,524,841
35,473	Proofpoint, Inc. (a)	2,637,772
63,250	PTC, Inc. (a)	3,323,788
18,528	The Ultimate Software Group, Inc. (a)	3,616,851
27,340	Tyler Technologies, Inc. (a)	4,225,670
		17,654,294
	Specialty Retail - 2.0%
91,795	Tractor Supply Co.	6,331,101

	Trading Companies & Distributors - 0.7%
57,080	HD Supply Holdings, Inc. (a)	2,347,415

	TOTAL COMMON STOCKS
	(Cost $243,516,763)	$320,320,196

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET - 0.6%
1,849,504	STIT-Treasury Obligations Portfolio - 0.50% (b)	1,849,504
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,849,504)	$1,849,504
	TOTAL INVESTMENTS - 99.1%
	(Cost $245,366,267)^	322,169,700
	Other Assets in Excess of Liabilities - 0.9%	2,896,609
	TOTAL NET ASSETS - 100.0%	$325,066,309

(a) Non-Income Producing
(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments	$245,366,267
Gross unrealized appreciation	82,297,058
Gross unrealized depreciation	(5,493,625)
Net unrealized appreciation	$76,803,433

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.5%
	Banks - 8.3%
11,950	Citigroup, Inc.	$714,849
6,375	First Republic Bank	598,039
30,930	Regions Financial Corp.	449,413
20,945	Wells Fargo & Co.	1,165,798
		2,928,099

	Biotechnology - 1.5%
4,110	Celgene Corp. (a)	511,407

	Capital Markets - 2.1%
3,244	The Goldman Sachs Group, Inc.	745,212

	Chemicals - 1.8%
5,110	Ecolab, Inc.	640,487

	Communications Equipment - 1.5%
15,480	Cisco Systems, Inc.	523,224

	Consumer Finance - 1.6%
7,260	American Express Co.	574,339

	Diversified Telecommunication Services - 1.7%
12,130	Verizon Communications, Inc.	591,337

	Electric Utilities - 2.1%
5,695	NextEra Energy, Inc.	731,067

	Electrical Equipment - 1.5%
9,720	AMETEK, Inc.	525,658

	Electronic Equipment, Instruments & Components - 1.7%
8,492	Amphenol Corp. - Class A	604,376

	Energy Equipment & Services - 1.3%
5,700	Schlumberger Ltd	445,170

	Equity Real Estate Investment - 2.7%
2,360	Public Storage	516,628
2,440	Simon Property Group, Inc.	419,753
		936,381

	Food & Staples Retailing - 4.1%
3,595	Costco Wholesale Corp.	602,846
11,480	Wal-Mart Stores, Inc.	827,478
		1,430,324

	Food Products - 1.0%
7,530	Archer-Daniels-Midland Co.	346,681

	Health Care Equipment & Supplies - 3.8%
9,156	Boston Scientific Corp. (a)	227,710
9,296	Danaher Corp.	795,087
410	Intuitive Surgical, Inc. (a)	314,253
		1,337,050

	Health Care Technology - 1.2%
7,420	Cerner Corp. (a)	436,667

	Hotels, Restaurants & Leisure - 1.5%
9,250	Starbucks Corp.	540,107

	Household Durables - 1.7%
12,280	Newell Brands, Inc.	579,248

	Household Products - 2.2%
15,560	Church & Dwight Co., Inc.	775,977

	Industrial Conglomerates - 5.0%
40,110	General Electric Co.	1,195,278
2,662	Roper Industries, Inc.	549,676
		1,744,954

	Information Technology Services - 3.2%
4,200	Fiserv, Inc. (a)	484,302
7,050	Visa, Inc. - Class A	626,533
		1,110,835

	Insurance - 3.0%
4,830	Aon PLC	573,273
490	Markel Corp. (a)	478,171
		1,051,444

	Internet & Direct Marketing - 1.9%
744	Amazon.com, Inc. (a)	659,586

	Internet Software & Services - 4.4%
630	Alphabet, Inc. - Class A (a)	534,114
522	Alphabet, Inc. - Class C (a)	433,030
4,070	Facebook, Inc. - Class A (a)	578,143
		1,545,287

	Life Sciences Tools & Services - 2.8%
1,320	Illumina, Inc. (a)	225,245
5,010	Thermo Fisher Scientific, Inc.	769,536
		994,781

	Machinery - 1.3%
7,863	Fortive Corp.	473,510

	Media - 4.1%
20,690	Comcast Corp. - Class A	777,737
6,000	The Walt Disney Co.	680,340
		1,458,077

	Metals & Mining - 1.3%
7,450	Nucor Corp.	444,914

	Multiline Retail - 0.8%
5,175	Target Corp.	285,608

	Oil, Gas & Consumable Fuels - 4.8%
7,130	EOG Resources, Inc.	695,531
15,850	Occidental Petroleum Corp.	1,004,256
		1,699,787

	Pharmaceuticals - 7.2%
4,840	Bristol-Myers Squibb Co.	263,199
6,060	Eli Lilly & Co.	509,707
9,530	Johnson & Johnson	1,186,962
10,870	Zoetis, Inc.	580,132
		2,540,000

	Road & Rail - 2.5%
8,173	Union Pacific Corp.	865,684

	Software - 4.7%
18,170	Microsoft Corp.	1,196,676
2,960	Tyler Technologies, Inc. (a)	457,498
		1,654,174

	Specialty Retail - 1.2%
6,310	Tractor Supply Co.	435,201

	Technology Hardware, Storage & Peripherals - 2.7%
6,715	Apple, Inc.	964,677

	Textiles, Apparel & Luxury Goods - 1.3%
7,330	Under Armour, Inc. - Class A (a)	144,987
2,193	Under Armour, Inc. - Class C (a)	40,132
4,810	VF Corp.	264,406
		449,525
	TOTAL COMMON STOCKS
	(Cost $26,417,675)	$33,580,855

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET - 4.5%
1,576,389	STIT-Treasury Obligations Portfolio - 0.50% (b)	1,576,389
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,576,389)	$1,576,389
	TOTAL INVESTMENTS - 100.0%
	(Cost $27,994,064)^	35,157,244
	Other Assets in Excess of Liabilities - 0.0%	4,144
	TOTAL NET ASSETS - 100.0%	$35,161,388

(a) Non-Income Producing
(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments	$27,994,064
Gross unrealized appreciation	7,560,375
Gross unrealized depreciation	(397,195)
Net unrealized appreciation	$7,163,180

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the "Board"). In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2017:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$392,884,506	$-	$-	$392,884,506
Total Equity	392,884,506	-	-	392,884,506
Short-Term Investments	15,938,310	-	-	15,938,310
Total Investments in Securities	$408,822,816	$-	$-	$408,822,816

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$320,320,196	$-	$-	$320,320,196
Total Equity	320,320,196	-	-	320,320,196
Short-Term Investments	1,849,504	-	-	1,849,504
Total Investments in Securities	$322,169,700	$-	$-	$322,169,700

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$33,580,855	$-	$-	$33,580,855
Total Equity	33,580,855	-	-	33,580,855
Short-Term Investments	1,576,389	-	-	1,576,389
Total Investments in Securities	$35,157,244	$-	$-	$35,157,244

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) IronBridge Funds, Inc.

By (Signature and Title)* /s/ John G. Davis
                                             John G. Davis, President and Secretary
                                            (Principal Executive Officer)

Date   May 26, 2017

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John G. Davis
                                              John G. Davis, President and Secretary
                                            (Principal Executive Officer)

Date May 26, 2017

By (Signature and Title)* /s/ Ty M. Baird
                                              Ty M. Baird, Vice President and Treasurer
                                             (Principal Financial Officer)

Date May 26, 2017